Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

BASIS OF PRESENTATION – These notes are an integral part of the accompanying audited financial statements of Spire Inc. (“Spire” or the “Company”) presented on a consolidated basis, Spire Missouri Inc. (“Spire Missouri”) and Spire Alabama Inc. (“Spire Alabama”). Spire Missouri, Spire Alabama and Spire EnergySouth Inc. (“Spire EnergySouth”) are wholly owned subsidiaries of Spire. Spire Missouri, Spire Alabama and the subsidiaries of Spire EnergySouth (Spire Gulf Inc. and Spire Mississippi Inc.) are collectively referred to as the “Utilities.” Unless otherwise indicated, references to years herein are references to the fiscal years ending September 30 for the Company and its subsidiaries.

The accompanying audited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial position, results of operations and cash flows of Spire include the accounts of the Company and all its subsidiaries. Transactions and balances between consolidated entities have been eliminated from the consolidated financial statements of Spire. In compliance with GAAP, transactions between Spire Missouri and Spire Alabama and their affiliates, as well as intercompany balances on their balance sheets, have not been eliminated from their separate financial statements.

NATURE OF OPERATIONS – Spire has three reportable segments: Gas Utility, Gas Marketing, and Midstream. The Gas Utility segment consists of the regulated natural gas distribution operations of the Company and is the core business segment of Spire in terms of revenue and earnings. The Gas Utility segment is comprised of the operations of: Spire Missouri, serving St. Louis, Kansas City, and other areas in Missouri; Spire Alabama, serving central and northern Alabama; and the subsidiaries of Spire EnergySouth, serving the Mobile, Alabama area and south-central Mississippi. The Gas Marketing segment includes Spire’s primary gas-related business, Spire Marketing Inc. (“Spire Marketing”), which provides non-regulated natural gas services throughout the United States (U.S.). The Midstream segment includes Spire STL Pipeline and Spire Storage, which are subsidiaries engaged in the transportation and storage of natural gas. The activities of the Company’s other subsidiaries are reported as Other and are described in Note 14, Information by Operating Segment. Spire Missouri and Spire Alabama each have a single reportable segment.

Use of Estimates, Policy [Policy Text Block]	USE OF ESTIMATES – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
System Of Accounts Policy [Policy Text Block]	SYSTEM OF ACCOUNTS – The accounts of the Utilities are maintained in accordance with the Uniform System of Accounts prescribed by the applicable state public service commissions, which systems substantially conform to that prescribed by the Federal Energy Regulatory Commission (FERC).
Public Utilities, Policy [Policy Text Block]

REGULATED OPERATIONS – The Utilities account for their regulated operations in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 980, Regulated Operations. This topic sets forth the application of GAAP for those companies whose rates are established by or are subject to approval by an independent third-party regulator. The provisions of this accounting guidance require, among other things, that financial statements of a regulated enterprise reflect the actions of regulators, where appropriate. These actions may result in the recognition of revenues and expenses in time periods that are different than non-regulated enterprises. When this occurs, costs are deferred as assets in the balance sheet (regulatory assets) and recorded as expenses when those amounts are reflected in rates. In addition, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for recovery of costs that are expected to be incurred in the future (regulatory liabilities). Management believes that the current regulatory environment supports the continued use of these regulatory accounting principles and that all regulatory assets and regulatory liabilities are recoverable or refundable through the regulatory process. See additional discussion on regulated operations in Note 15, Regulatory Matters.

Property, Plant and Equipment, Policy [Policy Text Block]

PROPERTY, PLANT, AND EQUIPMENT –

Utility Plant – Utility plant is stated at original cost. The cost of additions to utility plant includes contracted work, direct labor and materials, allocable overheads and an allowance for funds used during construction. The costs of units of property retired, replaced or renewed are removed from utility plant and are charged to accumulated depreciation. Maintenance and repairs of property and replacement and renewal of items determined to be less than units of property are charged to maintenance expenses.

Utility plant is depreciated using the composite method on a straight-line basis over the estimated service lives of the various classes of property at rates approved by the applicable regulatory commission. For Spire Missouri and for Spire Alabama, the annual depreciation and amortization expense in fiscal years 2022, 2021 and 2020 averaged approximately 3% of the original cost of depreciable and amortizable property.

Non-utility Property – Non-utility property is recorded at the original cost of acquisition or construction, which includes material, labor, contractor services and, for FERC-regulated projects, an allowance for funds used during construction. Repairs, replacements and renewals of items of property determined to be less than a unit of property or that do not increase the property’s life or functionality are charged to maintenance expense. Upon retirement or sale of non-utility property, the original cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in the income statements. Costs related to software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the estimated useful life of the related software. If software is retired prior to being fully amortized, the difference is recorded as a loss in the income statements.

Accrued Capital Expenditures [Policy Text Block]

Accrued Capital Expenditures – Accrued capital expenditures, shown in the following table, are excluded from capital expenditures in the statements of cash flows until paid.

September 30	2022	2021	2020
Spire	$77.8	$59.5	$67.6
Spire Missouri	45.6	37.1	34.3
Spire Alabama	19.2	13.6	17.0

Asset Retirement Obligation [Policy Text Block]

ASSET RETIREMENT OBLIGATIONS – Spire, Spire Missouri and Spire Alabama record legal obligations associated with the retirement of long-lived assets in the period in which the obligations are incurred, if sufficient information exists to reasonably estimate the fair value of the obligations. Obligations are recorded as both a cost of the related long-lived asset and as a corresponding liability. Subsequently, the asset retirement costs are depreciated over the life of the asset and the asset retirement obligations are accreted to the expected settlement amounts. The Company, Spire Missouri and Spire Alabama record asset retirement obligations associated with certain safety requirements to purge and seal gas distribution mains upon retirement, the plugging and abandonment of storage wells and other storage facilities, specific service line obligations, and certain removal and disposal obligations related to components of Spire Missouri’s, Spire Alabama’s and Spire Gulf’s distribution systems and general plant. Asset retirement obligations recorded by Spire’s other subsidiaries are not material. As authorized by the Missouri Public Service Commission (MoPSC) and the Alabama Public Service Commission (APSC), Spire Missouri, Spire Alabama and Spire Gulf accrue future asset removal costs associated with their property, plant and equipment even if a legal obligation does not exist. Such accruals are provided for through depreciation expense and are recorded with corresponding credits to regulatory liabilities or regulatory assets. When those utilities retire depreciable utility plant and equipment, they charge the associated original costs to accumulated depreciation and amortization, and any related removal costs incurred are charged to regulatory liabilities or regulatory assets. The difference between removal costs recognized in depreciation rates and the accretion expense and depreciation expense recognized for financial reporting purposes is a timing difference between recovery of these costs in rates and their recognition for financial reporting purposes. Accordingly, these differences are deferred as regulatory liabilities or regulatory assets. In the rate setting process, the regulatory liabilities or regulatory assets are excluded from the rate base upon which those utilities have the opportunity to earn their allowed rates of return.

The following table presents a reconciliation of the beginning and ending balances of asset retirement obligations at September 30, as reported in the balance sheets.

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Asset retirement obligations, beginning of year	$519.6	$540.1	$143.4	$153.4	$362.8	$374.3
Liabilities incurred during the period	3.2	11.1	1.2	1.4	0.5	7.4
Liabilities settled during the period	(9.2)	(21.9)	(4.1)	(9.7)	(2.0)	(10.7)
Accretion	21.1	21.8	5.9	6.2	14.7	15.0
Revisions in estimated cash flows	(13.8)	(31.5)	(35.8)	(7.9)	22.7	(23.2)
Asset retirement obligations, end of year	$520.9	$519.6	$110.6	$143.4	$398.7	$362.8

Inventory, Policy [Policy Text Block]	NATURAL GAS AND PROPANE GAS – For Spire Missouri’s eastern region, inventory of natural gas in storage is priced on a last in, first out (LIFO) basis and inventory of propane gas in storage is priced on a first in, first out (FIFO) basis. For the rest of the Gas Utility segment, inventory of natural gas in storage is priced on the weighted average cost basis. The replacement cost of Spire Missouri’s natural gas for current use in eastern Missouri at September 30, 2022 was more than the LIFO cost by $37.3. The replacement cost of Spire Missouri’s natural gas for current use in eastern Missouri at September 30, 2021 was less than the LIFO cost by $14.0. The carrying value of the Utilities’ inventory is never adjusted to a lower net realizable value or market value because, pursuant to Purchased Gas Adjustment (PGA) clauses or a Gas Supply Adjustment (GSA) rider, actual gas costs are recovered in customer rates. Natural gas and propane gas storage inventory in Spire’s other operating segments is recorded at the lower of average cost or net realizable value.
Business Combinations and Goodwill [Policy Text Block]

BUSINESS COMBINATIONS AND GOODWILL – Spire’s acquisitions were accounted for using business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on their fair value. Goodwill is measured as the excess of the acquisition-date fair value of the consideration transferred over the amount of acquisition-date identifiable assets acquired net of assumed liabilities. At September 30, 2022, goodwill included in Spire’s Gas Utility, Gas Marketing, and Midstream segments was $210.2, zero, and zero, respectively, with the remainder held at the corporate level. Goodwill amounts have not changed since fiscal 2017, and there are no accumulated impairment losses. Spire and Spire Missouri evaluate goodwill for impairment as of July 1 of each year, or more frequently if events and circumstances indicate that goodwill might be impaired. At each test date, the assessments concluded that goodwill was not impaired. The Company updated the assessments as of September 30, 2022, determining that it remained more likely than not that the fair value of each reporting unit exceeded its carrying value.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

IMPAIRMENT OF LONG-LIVED ASSETS – Long-lived assets classified as held and used are evaluated for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Whether impairment has occurred is determined by comparing the estimated undiscounted cash flows attributable to the assets with the carrying value of the assets. If the carrying value exceeds the undiscounted cash flows, the Company recognizes an impairment charge equal to the amount of the carrying value that exceeds the estimated fair value of the assets. In the period in which the Company determines an asset meets held-for-sale criteria, an impairment charge is recorded to the extent the book value exceeds its fair value less cost to sell.

On July 1, 2020, Spire’s Board of Directors, based upon the recommendation of senior management, revised the development plan for Spire Storage, resulting in an impairment charge of $140.8 related to Spire Storage assets (non-utility property on the balance sheet) in the quarter ended June 30, 2020. The revision was driven by the realization that a longer time horizon will be required for optimization and positioning of the storage facility to serve energy markets in the western United States. Among other factors, evaluations of the continuing evolution of market dynamics in the region led management to update models of various development alternatives. Separately in the quarter ended June 30, 2020, Spire recorded impairment charges totaling $7.8 related to two commercial compressed natural gas fueling stations (also non-utility property) as a result of revised projections reflecting lower diesel prices and slower conversions of Class 8 vehicles. The fair values used in measuring the impairment charges were determined with an expected present value technique using a discounted cash flow method under an income approach. In the quarter ended September 30, 2021, Spire sold one of the fueling stations and recorded a gain of $1.3.

Derivatives, Policy [Policy Text Block]	DERIVATIVES – In the course of their business, certain subsidiaries of Spire enter into commitments associated with the purchase or sale of natural gas. Certain of their derivative natural gas contracts are designated as normal purchases or normal sales and, as such, are excluded from the scope of FASB ASC Topic 815, Derivatives and Hedging. Those contracts are accounted for as executory contracts and recorded on an accrual basis. Revenues and expenses from such contracts are recorded gross. Contracts not designated as normal purchases or normal sales are recorded as derivatives with changes in fair value recognized in earnings in the periods prior to physical delivery. Certain of Spire Marketing’s wholesale purchase and sale transactions are classified as trading activities for financial reporting purposes, with income and expenses presented on a net basis in natural gas expenses in the Consolidated Statements of Income. Spire also enters into cash flow hedges through execution of interest rate swap contracts to protect itself against adverse movements in interest rates. Refer to Note 10, Derivative Instruments and Hedging Activities, for more information about derivatives.
Income Tax, Policy [Policy Text Block]

INCOME TAXES – Spire and its subsidiaries account for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and the respective tax basis and for tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effects on deferred tax assets and liabilities of a change in enacted tax rates is recognized in income or loss for non-regulated operations, and in a regulatory asset or regulatory liability for regulated operations. A valuation allowance is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with authoritative guidance. The authoritative guidance addresses the determination of whether tax benefits claimed, or expected to be claimed, on a tax return should be recorded in the financial statements. Spire may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. Tax-related interest and penalties, if any, are classified as a liability on the balance sheets. For additional information on the accounting for income taxes, refer to Note 12, Income Taxes.

Cash and Cash Equivalents, Policy [Policy Text Block]	CASH, CASH EQUIVALENTS, AND RESTRICTED CASH – All highly liquid debt instruments purchased with original maturities of three months or less are considered to be cash equivalents. Such instruments are carried at cost, which approximates market value. Outstanding checks on the Company’s and Utilities’ bank accounts in excess of funds on deposit create book overdrafts (which are funded at the time checks are presented for payment) and are classified as Other in the Current Liabilities section of the balance sheets. Changes in book overdrafts are reflected as Operating Activities in the statements of cash flows. In Spire’s statements of cash flows, total Cash, Cash Equivalents, and Restricted Cash included $14.0 and $7.0 of restricted cash reported in “Other Investments” on the Company’s balance sheet as of September 30, 2022 and 2021, respectively (in addition to amounts shown as “Cash and cash equivalents”). This restricted cash has been segregated and invested in debt securities in a trust account based on collateral requirements for reinsurance at Spire’s risk management company.
Accounts Receivable [Policy Text Block]	NATURAL GAS RECEIVABLE – Spire Marketing enters into natural gas transactions with natural gas pipeline and storage companies known as park and loan arrangements. Under the terms of the arrangements, Spire Marketing purchases natural gas from a third party and delivers that natural gas to the pipeline or storage company for the right to receive the same quantity of natural gas from that company at the same location in a future period. These arrangements are accounted for as non-monetary transactions under GAAP and are recorded at the carrying amount. As such, natural gas receivables are reflected in “Other” current assets on the Consolidated Balance Sheets at cost, which includes related fees associated with the transactions. In the period that the natural gas is returned to Spire Marketing, concurrent with the sale of the natural gas to a third party, the related natural gas receivable is expensed in the Consolidated Statements of Income. In conjunction with these transactions, Spire Marketing usually enters into New York Mercantile Exchange (NYMEX) and Intercontinental Exchange (ICE) natural gas futures, options, and swap contracts or fixed price sales agreements to protect against market changes in future sales prices.
Earnings Per Share, Policy [Policy Text Block]	EARNINGS PER COMMON SHARE – GAAP requires dual presentation of basic and diluted earnings per share (EPS). EPS is computed using the two-class method, which is an earnings allocation method for computing EPS that treats a participating security as having rights to earnings that would otherwise have been available to common shareholders. Certain of the Company’s stock-based compensation awards pay non-forfeitable dividends to the participants during the vesting period and, as such, are deemed participating securities. Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding that are increased for additional shares that would be outstanding if potentially dilutive non-participating securities were converted to common shares, pursuant to the treasury stock method. Shares attributable to equity units, non-participating stock options and time-vested restricted stock/units are excluded from the calculation of diluted earnings per share if the effect would be antidilutive. Shares attributable to non-participating performance-contingent restricted stock awards are only included in the calculation of diluted earnings per share to the extent the underlying performance and/or market conditions are satisfied (a) prior to the end of the reporting period or (b) would be satisfied if the end of the reporting period were the end of the related contingency period and the result would be dilutive. The Company’s EPS computations are presented in Note 4, Earnings Per Common Share.
Transactions With Affiliates [Policy Text Block]

TRANSACTIONS WITH AFFILIATES – Transactions between affiliates of the Company have been eliminated from the consolidated financial statements of Spire. Spire Missouri and Spire Alabama borrowed funds from the Company and incurred related interest, as reflected in their separate financial statements, and they participated in normal intercompany shared services transactions. In addition, Spire Missouri’s and Spire Alabama’s other transactions with affiliates included:

	Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020
Natural gas purchases from Spire Marketing	$86.3	$92.5	$56.9	$3.2	$10.4	$6.3
Natural gas sales to Spire Marketing	—	1.1	0.1	0.5	0.1	0.3
Transportation services from Spire STL Pipeline LLC	32.0	32.0	27.9	—	—	—
Transportation services from Spire NGL Inc.	—	0.5	1.0	—	—	—

Receivable [Policy Text Block]

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR CREDIT LOSSES – Trade accounts receivable are recorded at the amounts due from customers, including unbilled amounts. Accounts receivable are written off when they are deemed to be uncollectible. An allowance for expected credit losses is estimated and updated based on relevant data and trends such as accounts receivable aging, historical write-off experience, current write-off trends, economic conditions, and the impact of weather and availability of customer payment assistance on collection trends. For the Utilities, net write-offs as a percentage of revenue has historically been the best predictor of base net write-off experience over time. Management judgment is applied in the development of the allowance due to the complexity of variables and subjective nature of certain relevant factors. The estimates for expected credit losses were increased as a result of considerations related to the outbreak of COVID-19 in 2020, including trends from previous economic downturns, the effects of moratoriums on gas service cutoffs, and the effects of slower-than-normal disconnection activity in general, offset by the amount subject to specific recovery under Missouri’s deferral order (see Note 15, Regulatory Matters). The accounts receivable of Spire’s non-utility businesses are evaluated separately from those of the Utilities. The allowance for credit losses for those other businesses is based on a continuous evaluation of the individual counterparty risk and is not significant for the periods presented. Activity in the allowance for credit losses is shown in the following table.

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Allowance at beginning of year	$30.3	$24.9	$23.0	$22.6	$18.1	$14.9	$6.6	$5.5	$6.3
Provision for expected credit losses	11.6	14.7	14.0	11.2	11.1	12.7	0.3	3.1	0.9
Write-offs, net of recoveries	(10.0)	(9.3)	(12.1)	(8.9)	(6.6)	(9.5)	(0.6)	(2.0)	(1.7)
Allowance at end of year	$31.9	$30.3	$24.9	$24.9	$22.6	$18.1	$6.3	$6.6	$5.5

FINANCE RECEIVABLES – Spire Alabama finances third party contractor sales of merchandise including gas furnaces and appliances. At September 30, 2022 and 2021, Spire Alabama’s finance receivable totaled approximately $7.1 and $7.8, respectively. Financing is available only to qualified customers who meet creditworthiness thresholds for customer payment history and external agency credit reports. Spire Alabama relies upon ongoing payments as the primary indicator of credit quality during the term of each contract. The allowance for credit losses is recognized using an estimate of write-off percentages based on historical experience. Delinquent accounts are evaluated on a case-by-case basis and, absent evidence of debt repayment, after 90 days are due in full and assigned to a third-party collection agency. The remaining finance receivable is written off approximately 12 months after being assigned to the third-party collection agency. Spire Alabama had finance receivables past due 90 days or more of $0.3 at September 30, 2022 and 2021.

Liability Reserve Estimate, Policy [Policy Text Block]

GROUP MEDICAL AND WORKERS’ COMPENSATION RESERVES – The Company self-insures its group medical and workers’ compensation costs and carries stop-loss coverage in relation to medical claims and workers’ compensation claims. Reserves for amounts incurred but not reported are established based on historical cost levels and lags between occurrences and reporting.

Fair Value of Financial Instruments, Policy [Policy Text Block]

FAIR VALUE MEASUREMENTS – Certain assets and liabilities are recognized or disclosed at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs used to measure fair value.

The levels of the hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•

Level 2 – Pricing inputs other than quoted prices included within Level 1, which are either directly or indirectly observable for the asset or liability as of the reporting date. These inputs are derived principally from, or corroborated by, observable market data.

•

Level 3 – Pricing that is based upon inputs that are generally unobservable that are based on the best information available and reflect management’s assumptions about how market participants would price the asset or liability.

Assessment of the significance of a particular input to the fair value measurements may require judgment and may affect the valuation of the asset or liability and its placement within the fair value hierarchy. Additional information about fair value measurements is provided in Note 8, Fair Value of Financial Instruments, Note 9, Fair Value Measurements, and Note 13, Pension Plans and Other Postretirement Benefits.

Share-Based Payment Arrangement [Policy Text Block]

STOCK-BASED COMPENSATION – The Company accounts for share-based compensation arrangements in accordance with ASC Topic 718, Compensation - Stock Compensation. The Company measures stock-based compensation awards at fair value at the date of grant and recognizes the compensation cost of the awards over the requisite service period. Forfeitures are recognized in the period they occur. Refer to Note 3, Stock-Based Compensation, for further discussion of the accounting for the Company’s stock-based compensation plans.